Investment in equity investee (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investment in Equity Investees

Movements on the Group’s investment in an equity investee during the year were as follows:

V-Click
Balance as of January 1, 2018, December 31, 2018 and January 1, 2019	-
Cost of investment	566
Share of loss	(408)
Balance as of December 31, 2019	158